SCHEDULE OF FUTURE MATURITIES OF RELATED PARTY NOTES PAYABLE (Details)	Mar. 31, 2024 USD ($)
Debt Disclosure [Abstract]
2024 (nine months)	$ 968,500
2025	287,000
2026	287,000
2027	287,000
Total	$ 1,829,500